Share capital - The changes in warrants (Details) - Warrants	12 Months Ended
	Dec. 31, 2021 $ / shares shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2020 $ / shares shares
Disclosure of classes of share capital [line items]
Number of warrants, Warrants outstanding, beginning	15,070,883	15,070,883	20,603,396
Number of warrants, Warrants exercised	(4,270,005)	(4,270,005)	(5,387,200)
Number of warrants expired	(3,398,857)	(3,398,857)	(145,313)
Number of warrants, Warrants outstanding, ending	7,402,021	7,402,021	15,070,883
Weighted average exercise price, Warrants outstanding, beginning | $ / shares	$ 4.01		$ 3.57
Weighted average exercise price, Warrants exercised | (per share)		$ 3.34	2.49
Weighted average exercise price, Warrants expired | (per share)		$ 4.66	1.49
Weighted average exercise price, Warrants outstanding, ending | $ / shares	$ 5.23		$ 4.01